Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		2 Months Ended	3 Months Ended
	Feb. 12, 2026	Mar. 31, 2026	Mar. 31, 2026	Dec. 23, 2026	Dec. 31, 2025
StockBased Compensation [Line Items]
Common stock, shares, outstanding					100
Restricted Stock [Member]
StockBased Compensation [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross		261,000
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value		$ 6,525
Stock issued during period, shares, restricted stock award, forfeited		3,600
Share-based compensation arrangement by share-based payment award, option, nonvested, weighted average exercise price				$ 25
Employee benefits and share-based compensation		$ 276
UnamortizedNonCashCompensationCost		$ 6,159	$ 35,288
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average remaining contractual term		2 years 10 months 24 days
Resticted stock based compensation payable		$ 39,464	$ 39,464
Restricted Stock [Member] | Maximum [Member]
StockBased Compensation [Line Items]
Resticted stock based compensation payable					$ 32,854
Restricted Stock [Member] | Minimum [Member]
StockBased Compensation [Line Items]
Resticted stock based compensation payable					$ 6,610
Restricted Stock [Member] | IPO [Member]
StockBased Compensation [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value		$ 5
Share-Based Payment Arrangement, Option [Member]
StockBased Compensation [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross	3,077,446
Stock issued during period, shares, restricted stock award, forfeited			4,908
Share-based compensation arrangement by share-based payment award, option, nonvested, weighted average exercise price	$ 25
Employee benefits and share-based compensation		$ 1,583
Restricted Stock Units (RSUs) [Member]
StockBased Compensation [Line Items]
Employee benefits and share-based compensation			$ 1,553
Time Vested [Member]
StockBased Compensation [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, nonvested, number		15,588,909	15,588,909		216,187
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period			9,593,243
unrecognizednon cashcompensation expense			$ 11,597
Performance Vested [Member]
StockBased Compensation [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, nonvested, number					123,953
unrecognizednon cashcompensation expense			2,147
Additional C Units [Member]
StockBased Compensation [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, nonvested, number					79,007
unrecognizednon cashcompensation expense			1,962
MOIC Vested [Member]
StockBased Compensation [Line Items]
Employee benefits and share-based compensation			2,576
Share-based compensation arrangement by share-based payment award, equity instruments other than options, nonvested, number					82,969
unrecognizednon cashcompensation expense			15,225
One time incremental non cash compensation			$ 52,270
Common Class A [Member]
StockBased Compensation [Line Items]
Common stock, shares, outstanding		115,348,571	115,348,571		115,348,571
Common Class A [Member] | 2016 Plan [Member]
StockBased Compensation [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	7,500,000
Percentage of common stock outstanding	3.00%
Common stock, shares, outstanding		4,161,554	4,161,554
Common Class A [Member] | Restricted Stock [Member]
StockBased Compensation [Line Items]
Share-based compensation arrangement by share-based payment award, option, nonvested, weighted average exercise price		$ 25	$ 25
Common Class B [Member]
StockBased Compensation [Line Items]
Common stock, shares, outstanding		87,128,137	87,128,137		87,128,137
Common Class B [Member] | Restricted Stock [Member]
StockBased Compensation [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, nonvested, number		15,588,909	15,588,909
Common Class C [Member] | Restricted Stock Units (RSUs) [Member]
StockBased Compensation [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period			9,593,243